Conseco Series Trust
11825 N. Pennsylvania Street
Carmel, Indiana 46032
317/817-6300


December 28, 1999


EDGAR FILING

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Conseco Series Trust
         --High Yield Portfolio
         --Conseco 20 Focus Portfolio
         1933 Act File No. 2-80455
         1940 Act File No. 811-3641

Dear Sir or Madam:

Transmitted herewith for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, and Regulation C thereunder is the prospectus of the above-named series of Conseco Trust. A certification pursuant to Rule 497(j) under the 1933 Act is being filed with respect to the statement of additional information of these series.

Please contact Shagor K. Chatterji or Donald W. Smith of Kirkpatrick & Lockhart LLP, at (202) 778-9296 and (202) 778-9079, respectively, if you have any questions about this filing.


Sincerely,


/s/ William P. Kovacs
---------------------
William P. Kovacs
Vice President & Secretary

Enclosures

CONSECO SERIES TRUST PROSPECTUS



DECEMBER 22, 1999


HIGH YIELD PORTFOLIO
CONSECO 20 FOCUS PORTFOLIO


As with any mutual fund, the Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


The Portfolios

         General Information About the Portfolios. . . . . .  . . . . . . . . 3

         High Yield Portfolio. . . . . . . . . . . . . . . .  . . . . . . . . 4

         Conseco 20 Focus Portfolio . . . . . . . . . . . . .. . . . . . . .  7

Primary  Risk Considerations. . . . . . . . . . . . . . . . . . . . . . . . . 9

Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11

Your Account. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .12

         Purchase and Redemption of Shares. . . . . . . . . . . . . . . . . .12

         Dividends and Distributions. . . . . . . . . . . . . . . . . . . . .13

Appendix . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14

                                     (Intro)

THE ADVISER'S INTEGRATED APPROACH TO MONEY MANAGEMENT

We believe that combining the knowledge and experience of both fixed income and equity analysts leads to better security selection over time.

Whether selecting fixed income or equity securities, our analysts look for companies with:
  o Proven management teams
  o Leading edge products
  o Dominant market share positions

They then conduct a rigorous financial analysis of these companies, focusing on such indicators as:
  o Cost of capital
  o Financial strength
  o Spending plans

This analysis is used to select those securities deemed by the Adviser to be most appropriate for each Portfolio's investment objective.

Each of the Portfolios may invest in restricted securities, such as private placements, which are not registered with the Securities Exchange Commission. Restricted securities are generally illiquid; however, the Adviser focuses on those that are liquid and may not invest in any restricted security that would cause more than 15 percent of the Portfolio's total assets to be invested in illiquid securities. The Portfolios also may invest in securities that qualify to be sold directly to institutional investors pursuant to Rule 144A under the Securities Act of 1933.

Because of the Adviser's active management style, our Portfolios generally have a higher portfolio turnover rate than other portfolios and, therefore, may have higher taxable distributions and increased trading costs which may impact performance.

There  is no  assurance  that  the  Portfolios  will  achieve  their  investment objectives. The Portfolios have the ability to change their investment objectives without shareholder approval, although they do not currently intend to do so. In addition, the value of your investment in any Portfolio will fluctuate, which means that you may lose money.


                                    (Sidebar)

A WORD ABOUT THE ADVISER

Conseco Capital Management, Inc. (CCM), or the "Adviser," provides investment advice and management to each Portfolio. CCM manages more than $41.0 billion in assets for an array of foundations, endowments, corporations, government and union clients (as of 6/30/99).

Please note: Definitions for bold-faced words within the text can be found directly following each Portfolio's Primary Risk Considerations.

HIGH YIELD PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks to provide high level of current income with a secondary objective of capital appreciation.

ADVISER'S STRATEGY

Normally, the Adviser invests at least 65% of the Portfolio's assets in BELOW INVESTMENT GRADE SECURITIES (those rated BB+/Ba1 or lower by independent rating agencies).

Adhering to a strict buy/sell discipline, the Adviser seeks to enhance total return by:
  o Purchasing securities it believes are undervalued
  o Selling securities it believes are overvalued or fully priced

To select securities, the Adviser utilizes:
  o Independent FUNDAMENTAL ANALYSIS to evaluate the issuer of a security
  o An analysis of the specific structure of the security

In an effort to achieve its investment objective, the Portfolio may invest in any or all of the following:
  o Corporate debt  securities and PREFERRED STOCK
  o ZERO COUPON BONDS and other deferred interest securities
  o Mortgage-backed securities
  o Asset-backed securities
  o Convertible securities
  o RESTRICTED SECURITIES
  o Taxable MUNICIPAL SECURITIES issued by states and their political subdivisions

The Portfolio may also invest in:
  o Cash or cash equivalents
  o Money market instruments
  o Securities issued or guaranteed by the U.S. government, its agencies, and instrumentalities

In addition, the Portfolio may invest in the following:
  o Common stocks and other equity securities
  o Equity and debt securities of foreign issuers, including issuers in emerging markets

BELOW INVESTMENT GRADE SECURITIES
These securities offer higher return potential in exchange for assuming greater risk. Normally, they are rated BB+ or lower by Standard & Poor's Corporation or Ba1 or lower by Moody's Investors Services, Inc. or, if unrated, deemed by the Adviser to be comparable credit.

       [sidebar]

       For defensive purposes or pending investment, the Portfolio may temporarily depart from its objective and hold an unlimited amount of cash or money market instruments. This could help the Portfolio avoid losses, but may mean lost opportunities.

FUNDAMENTAL ANALYSIS
A  research   technique   that  looks  at  a  company's   financial   condition,
creditworthiness, management, and place in its industry to determine the intrinsic value of the company's securities.

PREFERRED STOCK
Shares of a company that ordinarily do not have voting rights but do have a stated dividend payment, as opposed to common stocks which ordinarily do have voting rights but do not have a stated dividend payment.

ZERO COUPON BONDS
Bonds that are sold at a deep discount and do not pay periodic interest to investors; instead, investors receive, at maturity, the difference between the discounted price and the maturity value of the bond.

RESTRICTED SECURITIES
Securities that are not registered with the Securities and Exchange Commission, some of which may qualify to be sold directly to institutional investors pursuant to Rule 144A under the Securities Act of 1933. Restricted securities are generally illiquid; however, the Adviser focuses on those that are liquid, i.e., easily convertible into cash.

MUNICIPAL SECURITIES
Bonds and other debt obligations issued by state and local governments. The interest on the municipal securities in which the Portfolio invests typically is NOT exempt from federal income tax.

                                    [sidebar]

PRIMARY RISKS:

Credit Risk

Interest Rate Risk

Market Risk

Restricted
Securities Risk

Prepayment Risk

Foreign Risk


See "Primary Risk Considerations" on page 00 for a detailed discussion of the Portfolio's risks.

HOW HAS THE PORTFOLIO PERFORMED?

High Yield Portfolio

Because the High Yield Portfolio was new when this prospectus was printed, it has no previous operating history.

CONSECO 20 FOCUS FUND

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

ADVISER'S STRATEGY

Normally, the Portfolio will invest at least 65% of its assets in common stocks of companies that the Adviser believes have above-average growth prospects.

The Portfolio is NON-DIVERSIFIED and will normally concentrate its investments in a core position of approximately 20 to 30 common stocks. While the Portfolio invests in securities issued by large-cap companies, a substantial portion of these securities may be issued by SMALL- AND MID-CAP COMPANIES.

The Adviser looks for companies that demonstrate strong growth potential, preferring:
  o Companies whose earnings appear likely to continue in an upward direction
  o Companies that demonstrate the ability to consistently grow their earnings at a faster rate than their peer group o Companies whose stocks appear to the Adviser to be undervalued in the marketplace

In selecting equity securities, the Adviser considers the following factors: o High return on invested capital o Sound financial policies and a strong balance sheet o Competitive advantages (including innovative products and services) o Effective research, product development and marketing o Stable, capable management

The Adviser may also invest in any or all of the following:
  o PREFERRED STOCK
  o CONVERTIBLE SECURITIES
  o WARRANTS
  o Fixed Income Securities (when the Adviser believes they are more attractive than stocks on a long-term basis)

NON-DIVERSIFIED
A Portfolio is considered non-diversified if it is not limited by the percentage of assets it may invest in any one issuer. The success or failure of one issuer will cause the Portfolio to fluctuate more than it would in a diversified fund.

SMALL- AND MID-CAP COMPANIES
Generally refers to companies in the earlier period of their growth expectations, from start-ups to better established firms. While these companies have potential for attractive long-term returns, their securities may involve greater risks, and more volatility, then investments in larger companies with a stronger competitive advantage. The Adviser's extensive research efforts can play a greater role in selecting securities form this sector then from larger companies.

       [sidebar]

       If the Adviser believes that market conditions warrant a defensive position, the Portfolio may temporarily depart from its investment objective and invest without limitation in cash and short-term debt securities. This could help the Portfolio avoid losses but may mean lost opportunities.

PREFERRED STOCK
See page 00.

CONVERTIBLE SECURITIES
Bonds, debentures, notes or preferred stock that are convertible into common stock. Convertible securities have some unique return characteristics relative to market fluctuations:
  o When equity markets go up, they tend to rise in price
  o When equity markets decline, they tend to decline relatively less in price than stocks Convertible securities have both an equity and a fixed income component. Therefore,
  o While the equity component is subject to fluctuations in value due to activities of the issuing companies, and general market and economic conditions;
  o The fixed income component will be impacted by shifting interest rates and changes in credit quality of the issuers.

WARRANTS
Contracts that allow the bearer to purchase shares for a specified price at a future date.

PRIMARY RISKS

Concentration Risk

Market Risk

Small Company Risk

Liquidity and
Valuation Risk

Foreign Risk

See "Primary Risk Considerations" on page 00 for a detailed discussion of the Portfolio's risks.


HOW HAS THE PORTFOLIO PERFORMED?

Conseco 20 Focus Portfolio

Because the Conseco 20 Focus Portfolio was new when this prospectus was printed, it has no previous operating history.

PRIMARY  RISK CONSIDERATIONS

     The value of your investment in any Portfolio will fluctuate, which means that you may lose money. The primary risks of investing in the Portfolios are described below. Each Portfolio's exposure to risk depends upon its specific investment profile.
The amount and types of risk vary depending on:

  o The Portfolio's investment objective
  o The Portfolio's ability to achieve its objective
  o The markets in which the Portfolio invests
  o The investments the Portfolio makes in those markets
  o Prevailing economic conditions over the period of an investment

CONCENTRATION RISK
The risk that if a Portfolio has most of its investments in a few securities or a single sector, its portfolio will be more susceptible to factors adversely affecting issuers within that sector than would a more diversified portfolio of securities.

CREDIT RISK
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Below investment grade securities are especially susceptible to this risk.

FOREIGN RISK
The risk that foreign issuers may be subject to foreign political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital. In addition, there may be changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of investors' assets. Investments in issuers located or doing business in emerging or developing markets are especially susceptible to these risks.

INTEREST RATE RISK
The risk that changing interest rates may adversely affect the value of an investment. With fixed income securities, an increase in interest rates typically causes the value of those securities to fall, while a decline in interest rates may produce an increase in the market value of those securities. Because of this risk, an investment in a Portfolio that invests in fixed income securities is subject to risk even if all the fixed income securities in the Portfolio's portfolio are paid in full at maturity. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities.

LIQUIDITY AND VALUATION RISKS
The risk that securities that were liquid when purchased by a Portfolio may become temporarily illiquid (i.e., not be sold readily) and hard to value, especially in declining markets.

MARKET RISK
The risk that the market value of a Portfolio's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or may affect the market as a whole.

PREPAYMENT RISK
The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Portfolio to re-invest in obligations with lower interest rates than the original obligations.

RESTRICTED SECURITIES RISK
The risk that a buyer will be difficult to come by and selling price will need to be less than originally anticipated because these restricted securities may only be sold in privately negotiated transactions.

SMALL COMPANY RISK
The risk that investments in smaller companies may be more volatile than investments in larger companies. Smaller companies generally experience higher growth rates and higher failure rates than do larger companies. The trading volume of the securities of smaller companies is normally lower than that of larger companies. Short-term changes in the demand for the securities of smaller companies generally has a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

YEAR 2000
The Trusts could be adversely affected by problems relating to the inability of computer systems used by the Adviser and the Trusts' other service providers to recognize the year 2000. While year 2000-related computer problems could have a negative effect on the Portfolios, the Adviser is working to avoid these problems in its own computer systems and to obtain assurances from service providers that they are taking similar steps.

EURO CONVERSION
The Portfolios also could be adversely affected by the conversion of European currencies into the Euro beginning January 1, 1999. This conversion will not be complete until 2002, and its full implementation may be delayed. Difficulties with the conversion and potential delays may significantly impact European capital markets and could increase volatility in world capital markets.


Please note that there are other circumstances not described here which could adversely affect your investment and potentially prevent a Portfolio from achieving its objectives.

ADVISER

Conseco Capital Management, Inc. (CCM) is a wholly owned subsidiary of Conseco, Inc., a publicly owned financial services company that provides specialized annuity, life and health insurance products. CCM serves as the "Adviser" to each of the Portfolios and as adviser to other registered investment companies. In addition to managing the invested assets of Conseco, Inc., CCM manages foundations, endowments, corporations, government and unions. As of June 30, 1999, CCM managed over $41.0 billion.

ADVISORY FEES

Since this is the first year of operations for the High Yield Portfolio and the Conseco 20 Focus Portfolio, no advisory fees were paid in prior years. However, the High Yield Portfolio and Conseco 20 Focus Portfolio have each executed an Advisory Agreement with CCM in which each Portfolio will pay to CCM on an annual basis 0.70% of the average daily value of the net assets.

                                    (Sidebar)


CONSECO CAPITAL MANAGEMENT, INC.
11825 N. Pennsylvania Street, Carmel, Indiana 46032


PORTFOLIO MANAGERS OF CONSECO SERIES TRUST

HIGH YIELD PORTFOLIO:
PETER C. ANDERSEN, CFA, VICE PRESIDENT, PORTFOLIO ANALYTICS
CONSECO CAPITAL MANAGEMENT, INC.
At CCM, Mr. Andersen is responsible for managing below investment grade fixed income portfolios for institutional client accounts and is the portfolio manager of other affiliated investment companies. Prior to joining the Adviser in 1997, he was a portfolio manager for Colonial Management Associates, where he managed over $650 million in high-yield, tax-free mutual funds.

CONSECO 20 FOCUS PORTFOLIO:
THOMAS J. PENCE, CFA, SENIOR VICE PRESIDENT
CONSECO CAPITAL MANAGEMENT, INC.
Mr. Pence is the portfolio manager for the Portfolio. Since joining the Adviser in 1992, Mr. Pence has been responsible for the management of the Adviser's equity portfolios and for the oversight of the equity investment process. Additionally, he is portfolio manager of other affiliated investment companies.

ERIK J. VOSS, SECOND VICE PRESIDENT, SENIOR SECURITIES ANALYST
CONSECO CAPITAL MANAGEMENT, INC.
At CCM, Mr. Voss is also responsible for assisting in research and portfolio management efforts for all of the Adviser's equity portfolios. Prior to joining the Adviser in 1996, Mr. Voss worked as an equity analyst for Gardner Lewis Asset Management for over three years.

PURCHASE AND REDEMPTION OF SHARES

Portfolio shares are currently offered to insurance separate accounts established by insurance companies to fund variable annuity and variable life insurance contracts. Individuals may not purchase Portfolio shares directly from the Trust. Shares of each Portfolio are purchased or redeemed at their respective net asset values next computed (without a sales charge) after receipt of an appropriate order.

A Portfolio's net asset value (NAV) per share is the total market value of the Portfolio's securities and other assets minus its liabilities divided by the total number of shares outstanding. Because the value of each Portfolio's securities changes every business day, the Portfolio's share price usually changes as well.

Each Portfolio calculates its NAV per share at the close of regular trading (normally 4:00 p.m., Eastern Time) on the New York Stock Exchange (NYSE). The NYSE is open every day for trading, except:

--------------------------- ---------------------- -------------------------
Saturday                    Presidents' Day        Labor Day
Sunday                      Good Friday            Thanksgiving Day
New Year's Day              Memorial Day           Christmas Day
Martin Luther King, Jr. Day Independence Day

--------------------------- ---------------------- -------------------------


The NAV is generally based on the market price of the securities held in a Portfolio. Securities held by all Portfolios are valued based on readily available market quotations.

Under the direction of the Board, the Portfolios may use a practice known as fair value pricing under the following circumstances:
  o Securities and assets for which market quotations are not readily available
  o Events occur after an exchange closes which are likely to affect the value of the security
  o Trust's management strongly believes a market price is not reflective of a security's appropriate value
When using fair value pricing, the net asset value of the Portfolios can change over periods during which shareholders cannot purchase or redeem shares.

DIVIDENDS AND DISTRIBUTIONS

Each Portfolio distributes at least 90% of its net investment income to its shareholders to meet requirements of the Internal Revenue Code applicable to regulated investment companies.

Investors should understand that, as Contract Owners, they will not receive any dividends or other distributions directly from the Trust or the Portfolios. All such dividends and other distributions are payable to, and reinvested by, the separate accounts of the insurance company in which contract premiums are invested.

Dividends from net investment income are declared and reinvested in additional full and fractional shares by each Portfolio according to the schedule below. The Trustees may elect to change dividend distribution intervals.

SCHEDULE OF DIVIDEND REINVESTMENTS

------------------------------ -------------------------------
PORTFOLIO                      DECLARED AND REINVESTED
------------------------------ -------------------------------
High Yield Portfolio           Monthly
------------------------------ -------------------------------
Conseco 20 Focus Portfolio     Quarterly
------------------------------ -------------------------------

Capital gains - i.e., the excess of net long-term capital gain over net short-term capital loss - are generally declared and distributed to shareholders annually after the close of the Portfolio's fiscal year.

SEE THE APPLICABLE CONTRACT PROSPECTUS FOR INFORMATION REGARDING THE FEDERAL INCOME TAX TREATMENT OF DISTRIBUTIONS TO THE INSURANCE COMPANY SEPARATE ACCOUNTS.

                                                                        APPENDIX

PRIOR PERFORMANCE OF SIMILAR FUNDS

The High Yield Portfolio and the Conseco 20 Focus Portfolio are modeled after the High Yield Fund and the Conseco 20 Fund ("CFG Funds") which are existing funds of the Conseco Fund Group ("CFG") that are managed by the Adviser, Conseco Capital Management, Inc., and have investment objectives and policies substantially similar to the Portfolios. While the Portfolios are investment choices for variable annuity and variable life contracts, shares of the CFG Funds are distributed through multiple distribution channels to the retail marketplace in four separate classes (Classes A, B, C and Y).

Below you will find information about the performance of Class A shares of the CFG Funds, NOT the Portfolios. The performance data of the Class A CFG Funds is provided in two ways: (1) net of all management fees, distribution fees, other expenses, and the applicable sales charge, and (2) net of all management fees, distribution fees and other expenses. Although the Portfolios have substantially similar investment objectives and policies, the same investment adviser and the same portfolio managers as the corresponding CFG Funds, you should not assume that the Portfolios will have the same future performance of the corresponding CFG Funds due to, among other things, differences in expenses and cash flows between a Portfolio and the corresponding CFG Fund. Moreover, past performance information is based on historical earnings and is not intended to indicate future performance of either the CFG Funds or the Portfolios.

The investment characteristics of each of these Portfolios are intended to closely resemble the investment characteristics of the corresponding CFG Fund. Depending on the Portfolio involved, similarity of investment characteristics may involve factors such as industry diversification, portfolio beta, portfolio quality, average maturity of fixed-income assets, equity/non-equity mixes, and individual holdings. The Adviser also may manage other similar funds and accounts that may have better or worse performance than the CFG Funds, performance information for which is not presented here due to differences in factors such as investment policies and/or portfolio management strategies and/or because these accounts are not mutual funds.

The table below sets forth each Portfolio, its corresponding CFG Fund - Class A, the date the Adviser began managing the CFG Fund (referred to as the "inception date") and net asset size as of September 30, 1999.



                                       Corresponding CFG Fund - Class A
    PORTFOLIO                          (INCEPTION DATE AND NET ASSET SIZE)

    High Yield Portfolio               Conseco High Yield Fund (Jan. 1, 1998)
                                       $115,825,618

    Conseco 20 Focus Portfolio         Conseco 20 Portfolio (Jan. 1, 1998)
                                       $108,788,069

The following table shows the average annualized total returns for the CFG Funds
- Class A for the one year and since inception periods ending September 30, 1999. These figures are based on the gross investment performance of CFG Class A shares and calculated as described above. Note that the actual investment performance experienced by the investors in variable annuity and variable life insurance contracts issued by affiliated and unaffiliated insurance companies would be lower than the gross investment performance of the CFG Funds due to expenses at the separate account level; these expenses typically are higher than those borne by investors in CFG or CST. The following CFG performance does not represent the historical performance of the Portfolios and should not be interpreted as indicative of the future performance of the Portfolios.


                               PERFORMANCE HISTORY
                              THE CONSECO 20 FUND
                                 CLASS A SHARES


                                                One Year                     Since Inception (1/1/98)
                                                (as of September 30, 1999)   (as of September 30, 1999)
                                                ------------------------------------------------------------
AVERAGE TOTAL RETURN (NET OF ALL FEES AND       54.22%                       27.13%
------------------------------------------
EXPENSES)
---------
AVERAGE TOTAL RETURN (WITHOUT DEDUCTING CLASS   63.63%                       31.51%
----------------------------------------------
A SALES CHARGE**)
-----------------


                               PERFORMANCE HISTORY
                               THE HIGH YIELD FUND
                                 CLASS A SHARES


                                                One Year                     Since Inception (1/1/98)
                                                (as of September 30,         (as of September 30,
                                                 1999)                        1999)
                                                ------------------------------------------------------------
AVERAGE TOTAL RETURN (NET OF ALL FEES AND       0.24%                        2.85%
------------------------------------------
EXPENSES)
---------
AVERAGE TOTAL RETURN (WITHOUT DEDUCTING CLASS   6.36%                        6.39%
----------------------------------------------
A SALES CHARGE**)
-----------------


**This performance is net of all fees and expenses except for applicable maximum
  Sales Charge.

                                  [back cover]

FOR MORE INFORMATION

More information on the Conseco Series Trust is available free upon request:

SHAREHOLDER REPORTS
Additional information about the Portfolios' investments will be available in the Portfolios' first annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more details about each Portfolio and its policies. The SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally considered part of) this prospectus.

(Sidebar)

To obtain SAI, or other information:

BY TELEPHONE
Call 800-557-7043

BY MAIL
Conseco Series Trust
Attn: Administrative Offices
11815 N. Pennsylvania Street
Carmel, IN 46032

BY EMAIL
ir@conseco.com

ON THE  INTERNET
Text-only versions of the prospectus and other documents pertaining to the Portfolios can be viewed online or downloaded from:
    SEC
    http://www.sec.gov


Information about the Trust (including the SAI) can also be reviewed and copied at the SEC's public reference room in Washington, DC (phone 800-SEC-0330). Or, you can obtain copies of this information by sending a request, along with a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009.

Registration Number: 811-3641